GMO Multi-Asset Credit Fund Expense Example - GMO Multi-Asset Credit Fund	Feb. 28, 2026 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	2,128
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	2,074
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	859
Expense Example, with Redemption, 10 Years	2,020
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,243
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,430